Lease Obligation - Disclosure of contractual undiscounted cash flows (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	$ 361,272	$ 558,755
Less than one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	206,828	197,367
One to five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Contractual undiscounted cash flows	$ 154,445	$ 361,388